BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Shares
Shares Value
Common Stocks — 99.1%
Aerospace & Defense — 1.3%
Lockheed Martin Corp. ............... 3,286 $ 1,133,999
Mercury Systems, Inc.
(a)
.............. 1,041 49,364
Northrop Grumman Corp. ............. 473 170,351
1,353,714
Air Freight & Logistics — 1.2%
CH Robinson Worldwide, Inc. .......... 6,944 604,128
Expeditors International of Washington, Inc. . 5,809 692,026
1,296,154
Airlines — 0.4%
Alaska Air Group, Inc.
(a)
............... 6,520 382,072
Auto Components — 0.8%
BorgWarner, Inc.
(b)
.................. 18,668 806,644
Automobiles — 0.2%
Tesla, Inc.
(a)
....................... 340 263,663
Banks — 6.4%
Bank of America Corp. ............... 18,128 769,534
Bank of Hawaii Corp. ................ 1,985 163,107
Citigroup, Inc. ..................... 22,979 1,612,666
Commerce Bancshares, Inc. ........... 1,234 85,985
First Republic Bank ................. 2,075 400,226
Huntington Bancshares, Inc. ........... 2,482 38,372
JPMorgan Chase & Co. .............. 11,472 1,877,852
M&T Bank Corp. ................... 177 26,433
Regions Financial Corp. .............. 5,077 108,191
Signature Bank .................... 858 233,616
Truist Financial Corp. ................ 13,791 808,842
Wells Fargo & Co. .................. 11,597 538,217
Wintrust Financial Corp. .............. 1,501 120,635
6,783,676
Beverages — 0.9%
Molson Coors Beverage Co., Class B
(b)
.... 13,473 624,878
PepsiCo, Inc. ..................... 1,953 293,750
918,628
Biotechnology — 2.8%
BioMarin Pharmaceutical, Inc.
(a)
......... 15,738 1,216,390
Gilead Sciences, Inc. ................ 17,344 1,211,478
Regeneron Pharmaceuticals, Inc.
(a)
....... 230 139,192
Vertex Pharmaceuticals, Inc.
(a)
.......... 1,985 360,059
2,927,119
Building Products — 1.7%
Allegion plc ....................... 3,454 456,550
Lennox International, Inc. ............. 1,034 304,172
Owens Corning .................... 886 75,753
Trane Technologies plc ............... 5,307 916,253
1,752,728
Capital Markets — 3.5%
Bank of New York Mellon Corp. (The) ..... 18,796 974,385
CME Group, Inc. ................... 6,650 1,285,977
Intercontinental Exchange, Inc. ......... 645 74,059
Invesco Ltd. ...................... 3,103 74,813
KKR & Co., Inc. .................... 221 13,454
Morgan Stanley .................... 7,454 725,349
Stifel Financial Corp. ................ 7,694 522,884
3,670,921
Chemicals — 1.5%
Ecolab, Inc. ...................... 2,707 564,734
LyondellBasell Industries NV, Class A ..... 2,750 258,088
Mosaic Co. (The) ................... 4,253 151,917
Security
Shares
Shares Value
Chemicals (continued)
PPG Industries, Inc. ................. 1,484 $ 212,227
Sherwin-Williams Co. (The) ............ 991 277,212
Valvoline, Inc. ..................... 2,577 80,351
1,544,529
Commercial Services & Supplies — 0.6%
IAA, Inc.
(a)(b)
....................... 10,255 559,615
Waste Connections, Inc. .............. 409 51,506
611,121
Communications Equipment — 0.6%
Cisco Systems, Inc. ................. 1,313 71,467
Juniper Networks, Inc. ............... 13,493 371,327
Motorola Solutions, Inc. .............. 663 154,028
596,822
Construction Materials — 0.5%
Martin Marietta Materials, Inc. .......... 513 175,282
Vulcan Materials Co. ................ 2,288 387,038
562,320
Consumer Finance — 2.5%
Ally Financial, Inc. .................. 24,621 1,256,902
American Express Co. ............... 8,218 1,376,762
2,633,664
Containers & Packaging — 0.4%
Amcor plc ........................ 14,529 168,391
AptarGroup, Inc. ................... 1,024 122,215
Avery Dennison Corp. ................ 349 72,316
Crown Holdings, Inc. ................ 596 60,065
422,987
Distributors — 0.2%
Genuine Parts Co. .................. 1,416 171,662
Diversified Consumer Services — 0.4%
Duolingo , Inc., Class A
(a)
.............. 163 27,117
Service Corp. International ............ 7,134 429,895
457,012
Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B
(a)
...... 5,649 1,541,838
Voya Financial, Inc. ................. 16,521 1,014,224
2,556,062
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ........................ 29,024 783,938
Verizon Communications, Inc. .......... 119 6,427
790,365
Electric Utilities — 2.5%
Alliant Energy Corp. ................. 486 27,206
Eversource Energy ................. 2,258 184,614
NextEra Energy, Inc. ................ 8,581 673,780
OGE Energy Corp. .................. 33,746 1,112,268
Pinnacle West Capital Corp. ........... 4,087 295,736
Portland General Electric Co. ........... 1,582 74,338
Southern Co. (The) ................. 4,295 266,161
2,634,103
Electronic Equipment, Instruments & Components — 0.1%
Avnet, Inc. ....................... 439 16,230
Flex Ltd.
(a)
........................ 3,680 65,062
81,292

BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Energy Equipment & Services — 0.8%
NOV, Inc.
(a)
....................... 7,099 $ 93,068
Schlumberger NV .................. 26,612 788,780
881,848
Entertainment — 1.8%
(a)
Live Nation Entertainment, Inc. .......... 2,794 254,617
Roku, Inc. ........................ 947 296,742
Spotify Technology SA ............... 387 87,207
Walt Disney Co. (The) ............... 6,040 1,021,787
Zynga, Inc., Class A ................. 39,468 297,194
1,957,547
Equity Real Estate Investment Trusts (REITs) — 3.4%
Brixmor Property Group, Inc. ........... 9,745 215,462
Camden Property Trust ............... 316 46,600
Equity Residential
(b)
................. 3,575 289,289
Life Storage, Inc. ................... 7,932 910,118
Prologis, Inc. ...................... 13,016 1,632,597
VICI Properties, Inc.
(b)
................ 17,981 510,840
3,604,906
Food & Staples Retailing — 1.3%
Costco Wholesale Corp. .............. 2,913 1,308,957
Walmart, Inc. ...................... 737 102,723
1,411,680
Food Products — 1.6%
Conagra Brands, Inc. ................ 32,703 1,107,650
Kellogg Co. ....................... 3,392 216,817
McCormick & Co., Inc. (Non-Voting)
(b)
..... 4,668 378,248
1,702,715
Gas Utilities — 0.4%
UGI Corp. ........................ 10,171 433,488
Health Care Equipment & Supplies — 4.3%
Align Technology, Inc.
(a)
............... 708 471,124
Danaher Corp. .................... 5,197 1,582,175
DexCom , Inc.
(a)
.................... 303 165,698
Envista Holdings Corp.
(a)
.............. 4,063 169,874
Hologic , Inc.
(a)
..................... 4,044 298,488
IDEXX Laboratories, Inc.
(a)
............. 1,744 1,084,594
Sight Sciences, Inc.
(a)
................ 514 11,668
Stryker Corp. ..................... 2,786 734,724
4,518,345
Health Care Providers & Services — 3.3%
Anthem, Inc. ...................... 2,398 893,974
Centene Corp.
(a)
................... 379 23,616
Cigna Corp. ...................... 3,600 720,576
McKesson Corp. ................... 3,437 685,269
Molina Healthcare, Inc.
(a)
.............. 36 9,767
UnitedHealth Group, Inc. .............. 2,880 1,125,331
3,458,533
Health Care Technology — 0.7%
Cerner Corp. ...................... 8,191 577,629
Doximity , Inc., Class A
(a)(b)
............. 1,332 107,493
Teladoc Health, Inc.
(a)
................ 347 44,003
729,125
Hotels, Restaurants & Leisure — 1.4%
Booking Holdings, Inc.
(a)
.............. 141 334,716
Domino's Pizza, Inc. ................. 437 208,431
Dutch Bros, Inc., Class A
(a)
............ 277 12,000
McDonald's Corp. .................. 2,130 513,564
Shake Shack, Inc., Class A
(a)
........... 294 23,067
Six Flags Entertainment Corp.
(a)
......... 332 14,110
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd.
(a)
................. 4,168 $ 353,238
1,459,126
Household Durables — 0.8%
DR Horton, Inc. .................... 2,641 221,765
Meritage Homes Corp.
(a)
.............. 445 43,165
Whirlpool Corp. .................... 2,624 534,928
799,858
Household Products — 2.6%
Colgate-Palmolive Co. ............... 15,806 1,194,617
Procter & Gamble Co. (The) ........... 11,126 1,555,415
2,750,032
Industrial Conglomerates — 1.9%
Honeywell International, Inc. ........... 7,965 1,690,810
Roper Technologies, Inc. .............. 759 338,613
2,029,423
Insurance — 5.4%
American International Group, Inc. ....... 1,628 89,361
Athene Holding Ltd., Class A
(a)
.......... 616 42,424
Cincinnati Financial Corp. ............. 455 51,970
Everest Re Group Ltd. ............... 1,947 488,269
Hanover Insurance Group, Inc. (The) ..... 466 60,403
Hartford Financial Services Group, Inc. (The) 149 10,467
Marsh & McLennan Cos., Inc. .......... 10,390 1,573,358
MetLife, Inc. ...................... 23,624 1,458,309
Progressive Corp. (The) .............. 2,325 210,157
Reinsurance Group of America, Inc. ...... 331 36,827
Travelers Cos., Inc. (The) ............. 8,614 1,309,414
Willis Towers Watson plc .............. 1,690 392,857
5,723,816
Interactive Media & Services — 2.2%
(a)
Alphabet, Inc., Class A ............... 659 1,761,850
Alphabet, Inc., Class C ............... 207 551,719
Twitter, Inc. ....................... 1,095 66,127
2,379,696
Internet & Direct Marketing Retail — 0.1%
Stitch Fix, Inc., Class A
(a)
.............. 1,548 61,843
IT Services — 3.0%
Automatic Data Processing, Inc. ......... 2,366 473,011
Fidelity National Information Services, Inc. .. 12,229 1,488,025
Okta , Inc., Class A
(a)
................. 689 163,527
Toast, Inc., Class A
(a)
................ 783 39,111
Twilio , Inc., Class A
(a)
................ 869 277,254
Visa, Inc., Class A .................. 3,397 756,682
3,197,610
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc. ............. 786 123,819
PPD, Inc.
(a)
....................... 3,849 180,095
Syneos Health, Inc.
(a)
................ 1,688 147,666
451,580
Machinery — 2.3%
Caterpillar, Inc. .................... 2,674 513,328
Deere & Co. ...................... 465 155,808
Otis Worldwide Corp. ................ 16,208 1,333,594
Snap-on, Inc. ..................... 70 14,626
Stanley Black & Decker, Inc. ........... 2,169 380,247
Timken Co. (The) ................... 543 35,523
2,433,126

BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Media — 2.0%
Altice USA, Inc., Class A
(a)
............. 8,651 $ 179,249
Comcast Corp., Class A .............. 18,432 1,030,902
Discovery, Inc., Class A
(a)
............. 9,265 235,146
Discovery, Inc., Class C
(a)
............. 1,681 40,798
Fox Corp., Class A .................. 3,281 131,601
Fox Corp., Class B .................. 812 30,141
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
409 19,292
Nexstar Media Group, Inc., Class A ....... 213 32,367
Sirius XM Holdings, Inc.
(b)
............. 54,527 332,615
TEGNA, Inc. ...................... 6,297 124,177
2,156,288
Metals & Mining — 0.6%
Reliance Steel & Aluminum Co. ......... 4,635 660,117
Multiline Retail — 1.3%
Kohl's Corp. ...................... 1,631 76,804
Target Corp. ...................... 5,708 1,305,819
1,382,623
Multi-Utilities — 2.9%
Ameren Corp. ..................... 2,441 197,721
CMS Energy Corp. .................. 3,650 218,014
Consolidated Edison, Inc. ............. 15,923 1,155,851
DTE Energy Co. ................... 8,432 941,939
NiSource, Inc. ..................... 24,735 599,329
3,112,854
Oil, Gas & Consumable Fuels — 4.0%
Antero Midstream Corp. .............. 8,698 90,633
Chevron Corp. ..................... 12,423 1,260,313
Continental Resources, Inc.
(b)
........... 1,561 72,040
EOG Resources, Inc. ................ 17,653 1,417,006
Exxon Mobil Corp. .................. 2,692 158,344
Kinder Morgan, Inc. ................. 16,849 281,884
Phillips 66 ........................ 14,268 999,188
4,279,408
Pharmaceuticals — 5.4%
AstraZeneca plc, ADR
(c)
.............. 310 18,627
Bristol-Myers Squibb Co. .............. 19,208 1,136,537
Johnson & Johnson ................. 21,048 3,399,252
Pfizer, Inc. ....................... 22,356 961,532
Zoetis, Inc. ....................... 1,356 263,254
5,779,202
Professional Services — 0.9%
Equifax, Inc. ...................... 3,391 859,347
IHS Markit Ltd. .................... 996 116,154
975,501
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A
(a)
........... 3,360 327,130
Road & Rail — 2.1%
Landstar System, Inc. ................ 4,211 664,580
Ryder System, Inc. .................. 12,817 1,060,094
Schneider National, Inc., Class B ........ 17,525 398,519
XPO Logistics, Inc.
(a)
................ 1,806 143,721
2,266,914
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.
(a)
......... 401 41,263
Analog Devices, Inc. ................. 472 79,050
Applied Materials, Inc. ............... 896 115,342
Intel Corp. ....................... 31,763 1,692,332
Marvell Technology, Inc. .............. 261 15,741
NVIDIA Corp. ..................... 629 130,304
QUALCOMM, Inc. .................. 713 91,963
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics , Inc.
(a)
................... 490 $ 88,068
2,254,063
Software — 3.4%
Adobe, Inc.
(a)
...................... 628 361,552
EngageSmart , Inc.
(a)
................. 1,388 47,275
Freshworks , Inc., Class A
(a)
............ 1,883 80,385
HubSpot , Inc.
(a)
.................... 217 146,712
Intuit, Inc. ........................ 2,077 1,120,562
PagerDuty , Inc.
(a)
................... 1,583 65,568
Riskified Ltd., Class A
(a)
............... 1,449 33,052
salesforce.com, Inc.
(a)
................ 706 191,481
SentinelOne , Inc., Class A
(a)
............ 2,735 146,514
ServiceNow , Inc.
(a)
.................. 295 183,570
VMware, Inc., Class A
(a)(b)
............. 3,836 570,413
Workday, Inc., Class A
(a)
.............. 2,513 627,974
3,575,058
Specialty Retail — 0.8%
Advance Auto Parts, Inc. .............. 301 62,876
American Eagle Outfitters, Inc. .......... 8,759 225,982
National Vision Holdings, Inc.
(a)
......... 2,322 131,820
Penske Automotive Group, Inc. ......... 2,449 246,370
TJX Cos., Inc. (The) ................. 2,233 147,333
Tractor Supply Co. .................. 251 50,855
865,236
Technology Hardware, Storage & Peripherals — 2.0%
Dell Technologies, Inc., Class C
(a)
........ 2,571 267,487
Hewlett Packard Enterprise Co.
(b)
........ 91,801 1,308,164
NetApp, Inc. ...................... 5,655 507,593
2,083,244
Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co., Class A ............ 5,270 129,168
On Holding AG, Class A
(a)(c)
............ 3,069 92,469
Ralph Lauren Corp. ................. 1,619 179,774
Skechers USA, Inc., Class A
(a)
.......... 3,135 132,046
Tapestry, Inc. ...................... 271 10,032
Under Armour , Inc., Class C
(a)
.......... 1,051 18,414
561,903
Thrifts & Mortgage Finance — 1.0%
Essent Group Ltd. .................. 2,769 121,864
New York Community Bancorp, Inc. ...... 52,528 676,035
Radian Group, Inc.
(b)
................. 11,726 266,415
1,064,314
Trading Companies & Distributors — 0.1%
SiteOne Landscape Supply, Inc.
(a)
........ 770 153,592
Wireless Telecommunication Services — 0.4%
United States Cellular Corp.
(a)
.......... 11,653 371,614
Total Common Stocks — 99.1%
(Cost: $99,234,003) .............................. 105,070,616
Total Long-Term Investments — 99.1%
(Cost: $99,234,003) .............................. 105,070,616

BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Short-Term Securities — 5.1%
(d)(e)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 861,898 $ 861,898
SL Liquidity Series, LLC, Money Market Series,
0.13%
(f)
....................... 4,577,506 4,578,879
Total Short-Term Securities — 5.1%
(Cost: $5,440,777) .............................. 5,440,777
Total Investments — 104.2%
(Cost: $104,674,780 ) ............................. 110,511,393
Liabilities in Excess of Other Assets — (4.2)% ............ (4,419,936)
Net Assets — 100.0% .............................. $ 106,091,457
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
U.S. dollar denominated security issued by foreign domiciled entity.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,174,299 $ — $ (1,312,401) $ — $ — $ 861,898 861,898 $ 245 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 2,433,943 2,144,958 — (22) — 4,578,879 4,577,506 7,615
(b)
—
$ (22) $ — $ 5,440,777 $ 7,860 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 5 12/17/21 $ 1,074 $ (29,170)
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
S&P Standard & Poor's
Fair Value Hierarchy a s of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 105,070,616 $ — $ — $ 105,070,616
Short-Term Securities ....................................... 861,898 — — 861,898
$ 105,932,514 $ — $ — $ 105,932,514

BlackRock Advantage Large Cap Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(a)
...................................... 4,578,879
$ —
$ 110,511,393
$ —
Derivative Financial Instruments
(b)
Liabilities:
Equity contracts ........................................... $ (29,170) $ — $ — $ (29,170)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.